Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Long-term Debt
LONG-TERM DEBT

As of June 30, 2013 and December 31, 2012, our long-term debt consisted of the following (in thousands):

	June 30,	December 31,
	2013	2012
Long-term debt
2016 Notes	$1,665,500	$1,665,500
2020 Notes	420,000	420,000
Total long-term debt	2,085,500	2,085,500
Long-term debt discount
2016 Notes	(16,040)	(18,387)
Total long-term debt, net of discount	$2,069,460	$2,067,113

Senior Notes

As of June 30, 2013 and December 31, 2012, we had an aggregate principal amount of $1,665.5 million, before discount, of the 2016 Notes and $420.0 million of the 2020 Notes outstanding. Borrowings under the 2016 Notes and 2020 Notes bear interest at a fixed rate of 7.50% and 6.50%, respectively. The terms of the 2016 Notes and the 2020 Notes are substantially similar. Interest on the 2016 Notes is payable semi-annually in arrears on May 30 and November 30 of each year. Interest on the 2020 Notes is payable semi-annually in arrears on May 1 and November 1 of each year. Subject to permitted liens, the Senior Notes are secured on a first-priority basis by a security interest in all of our equity interests and substantially all of our operating assets.

We may redeem some or all of our 2016 Notes at any time, and from time to time, at the redemption prices specified in the indenture governing the 2016 Notes, plus accrued and unpaid interest, if any, to the date of redemption. We may redeem all or part of our 2020 Notes at any time on or after November 1, 2016, at fixed redemption prices specified in the indenture governing the 2020 Notes, plus accrued and unpaid interest, if any, to the date of redemption. We may also, at our option, redeem all or part of the 2020 Notes at any time prior to November 1, 2016, at a "make-whole" price set forth in the indenture governing the 2020 Notes, plus accrued and unpaid interest, if any, to the date of redemption. At any time before November 1, 2015, we may redeem up to 35% of the aggregate principal amount of the 2020 Notes at a redemption price of 106.5% of the principal amount of the 2020 Notes to be redeemed, plus accrued and unpaid interest, if any, to the redemption date, in an amount not to exceed the net proceeds of one or more completed equity offerings as long as we redeem the 2020 Notes within 180 days of the closing date for such equity offering and at least 65% of the aggregate principal amount of the 2020 Notes originally issued remains outstanding after the redemption.

Under the indentures governing the Senior Notes, except for permitted tax distributions, we may not make distributions until certain conditions are satisfied: there must be on deposit in an interest payment account an amount equal to one-sixth of the semi-annual interest payment multiplied by the number of elapsed months since the last semi-annual interest payment, and there must be on deposit in a permanent debt service reserve fund an amount equal to one semi-annual interest payment. Distributions are permitted only after satisfying the foregoing funding requirements, a fixed charge coverage ratio test of 2:1 and other conditions specified in the indentures governing the Senior Notes. During the three months ended June 30, 2013 and 2012, we made distributions of $72.4 million and $77.3 million, respectively, after satisfying all the applicable conditions in the indentures. During the six months ended June 30, 2013 and 2012, we made distributions of $149.1 million and $146.7 million, respectively, after satisfying all the applicable conditions in the indentures.

In connection with the issuance of the 2020 Notes, we also entered into a registration rights agreement (the "Registration Rights Agreement"). Under the Registration Rights Agreement, we have agreed to use commercially reasonable efforts to file with the Securities and Exchange Commission (the "SEC") and cause to become effective a registration statement relating to an offer to exchange the 2020 Notes for a like aggregate principal amount of SEC-registered notes with terms identical in all material respects to the 2020 Notes (other than with respect to restrictions on transfer or to any increase in annual interest rate) within 360 days after the 2020 Notes were issued. Under specified circumstances, we may be required to file a shelf registration statement to cover resales of the 2020 Notes. If we fail to satisfy these obligations, we may be required to pay additional interest to holders of the 2020 Notes under certain circumstances.

LONG-TERM DEBT

As of December 31, 2012 and 2011, our long-term debt consisted of the following (in thousands):

	December 31,
	2012	2011
2013 Notes	$—	$550,000
2016 Notes	1,665,500	1,665,500
2020 Notes	420,000	—
Total long-term, debt	2,085,500	2,215,500

Long-term debt discount
2016 Notes	(18,387)	(23,082)
Total long-term debt, net of discount	$2,067,113	$2,192,418

Below is a schedule of future principal payments that we are obligated to make on our outstanding debt at December 31, 2012 (in thousands):

	Payments Due for the Years Ended December 31,
	Total	2013	2014 to 2015	2016 to 2017	Thereafter
Debt (including related parties):
2016 Notes	$1,665,500	$—	$—	$1,665,500	$—
2020 Notes	420,000	—	—	—	420,000
Debt (including related parties)	$2,085,500	$—	$—	$1,665,500	$420,000

Senior Notes

In November 2006, we issued an aggregate principal amount of $2,032.0 million of Senior Secured Notes, consisting of $550.0 million of 7.25% Senior Secured Notes due 2013 (the "2013 Notes") and $1,482.0 million of 7.50% Senior Secured Notes due 2016 (the "2016 Notes"). In September 2008, we issued an additional $183.5 million, before discount, of 2016 Notes whose terms were identical to the previously outstanding 2016 Notes. In October 2012, we issued an aggregate principal amount of $420.0 million of 6.50% Senior Secured Notes due in 2020 (the "2020 Notes"), whose terms were substantially similar to the outstanding 2016 Notes, and redeemed all of the 2013 Notes. As a result, we recorded a $42.6 million loss on early extinguishment of debt primarily related to make-whole payments. Collectively, the 2013 Notes, 2016 Notes, and 2020 Notes are referred to as the "Senior Notes." Interest on the 2016 Notes is payable semi-annually in arrears on May 30 and November 30 of each year. Interest on the 2020 Notes is payable semi-annually in arrears on May 1 and November 1 of each year. The Senior Notes are secured on a first-priority basis by a security interest in all of our equity interests and substantially all of our operating assets.

We may redeem some or all of our 2016 Notes at any time, and from time to time, at a redemption price equal to 100% of the principal plus any accrued and unpaid interest plus the greater of:
•1.0% of the principal amount of the 2016 Notes; or

•
the excess of: a) the present value at such redemption date of (i) the redemption price of the 2016 Notes plus (ii) all required interest payments due on the 2016 Notes (excluding accrued but unpaid interest to the redemption date), computed using a discount rate equal to the Treasury Rate as of such redemption date plus 50 basis points; over b) the principal amount of the 2016 Notes, if greater.

We may redeem all or part of our 2020 Notes at any time on or after November 1, 2016, at fixed redemption prices specified in the Indenture, plus accrued and unpaid interest, if any, to the date of redemption. We may also, at our option, redeem all or part of the 2020 Notes at any time prior to November 1, 2016, at a "make-whole" price set forth in the Indenture, plus accrued and unpaid interest, if any, to the date of redemption.

Under the indentures governing the Senior Notes, except for permitted tax distributions, we may not make distributions until certain conditions are satisfied: there must be on deposit in an interest payment account an amount equal to one-sixth of the semi-annual interest payment multiplied by the number of elapsed months since the last semi-annual interest payment, and there must be on deposit in a permanent debt service reserve fund an amount equal to one semi-annual interest payment. Distributions are permitted only after satisfying the foregoing funding requirements, a fixed charge coverage ratio test of 2:1 and other conditions specified in the indenture. During the years ended December 31, 2012, 2011 and 2010, we made distributions of $333.5 million, $313.6 million and $374.8 million, respectively, after satisfying all the applicable conditions in the indentures.

In connection with the issuance of the 2020 Notes, we also entered into a registration rights agreement (the "Registration Rights Agreement"). Under the Registration Rights Agreement, we have agreed to use reasonable efforts to file with the SEC and cause to become effective a registration statement relating to an offer to exchange the notes for an issue of SEC-registered notes with terms substantially identical to the 2020 Notes within 360 days after the 2020 Notes were issued. In certain circumstances, we may be required to file a shelf registration statement to cover resales of the 2020 Notes. If we fail to satisfy these obligations, we may be required to pay additional interest to holders of the 2020 Notes under certain circumstances.